Income Tax (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hong Kong [Member]
Income Tax [Line Items]
Income tax rate	16.50%
United States [Member]
Income Tax [Line Items]
Income tax rate	21.36%	21.36%	21.44%
Healthquest Pharma [Member]
Income Tax [Line Items]
Income tax rate	25.00%
Withholding tax	10.00%
Suzhou Yasheng [Member]
Income Tax [Line Items]
Preferential tax rate	15.00%
High and New Technology Enterprise [Member]
Income Tax [Line Items]
Preferential tax rate	15.00%